Document and Entity Information	Total
Prospectus:
Document Type	N-1A/A
Document Period End Date	Jan. 21, 2022
Entity Registrant Name	Capital Group Dividend Value ETF
Entity Central Index Key	0001870128
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 21, 2022
Document Effective Date	Jan. 27, 2022
Prospectus Date	Jan. 27, 2022
Capital Group Dividend Value ETF | Share Class
Prospectus:
Trading Symbol	CGDV